Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Summary of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its Service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2023	2022	2021
	(in € millions)
Not later than one year	1,055	1,111	788
Later than one year but not more than 5 years	3,610	298	2,491
Total	4,665	1,409	3,279

Summary of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancelable Agreements
In addition, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain podcast and marketing commitments as at December 31:

	2023	2022	2021
	(in € millions)
Not later than one year	453	485	362
Later than one year but not more than 5 years	1,369	334	435
More than 5 years	83	98	—
Total	1,905	917	797